STOCKHOLDERS' EQUITY - Employee Stock Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2014
STOCKHOLDERS' EQUITY (Details) - Employee Stock Options [Line Items]
Number of shares authorized for issuance	15,000,000
Unrecognized compensation expense			$ 21,417
Recognition period related to unvested Employee Awards		15 months
2020 Plan
STOCKHOLDERS' EQUITY (Details) - Employee Stock Options [Line Items]
Number of shares authorized for issuance		10,000,000
Number of shares, granted		0
Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) - Employee Stock Options [Line Items]
Share-based compensation arrangement. Description		On October 29, 2014, the Board authorized the adoption of and, on June 26, 2015, our stockholders ratified, our 2014 Equity Incentive Plan for the issuance of 10 million shares of our common stock and, in April 2018, stockholders approved an increase of 5 million shares of common stock that may be granted (the “Incentive Plan”). The Incentive Plan provides for the issuance of up to 15 million shares of our common stock and is designed to provide an additional incentive to executives, employees, directors and key consultants, aligning our long term interests with participants. A Registration Statement on Form S-8 for the initial 10 million shares automatically became effective in May 2016, and a Registration Statement on Form S-8 for the additional 5 million shares and 900,000 shares under the Feinsod Agreement automatically became effective in June 2018 (collectively, the “Registration Statements”). The Registration Statements relate to 15,000,000 shares of our common stock, which are issuable pursuant to or, upon exercise of, options that have been granted or may be granted under our Incentive Plan. As of December 31, 2020, there were 5,320,330 shares available to issue under the Incentive Plan.
Number of shares authorized for issuance				10,000,000
Number of shares available for grant, increase	5,000,000	900,000
Number of shares, available to issue		5,320,330